Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2025
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2025	2024
Balance at beginning of year	$65,000	$80,000
Liabilities accrued for warranties issued during the year	140,157	83,000
Warranty claims paid during the period	(69,935)	(76,465)
Changes in liability for pre-existing warranties during the year	(35,222)	(21,535)
Balance at end of year	$100,000	$65,000